Share-Based Compensation - Summary Of Share-Based Compensation Expense (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended				12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								$ 54.8		$ 69.2		$ 70.2
Impact of accelerated vesting on equity awards		$ 0.0	$ 6.8	$ 4.7		$ 7.3		7.7	[1]	4.2	[1]	0.0	[1]
Total share-based compensation expense		14.3	12.7	31.4		34.2		62.5		73.4		70.2
Tax impact								(15.1)		(17.8)		(16.7)
Reduction in net income								47.4		55.6		53.5
Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense		0.2	0.4	0.6		1.4
Share appreciation rights
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense		$ 0.2	$ 0.1	0.5		0.2
Reportable Subsegments
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								39.8		42.5		50.6
Reportable Subsegments | Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								1.7		2.3		9.6
Reportable Subsegments | Restricted share units and other share-based compensation
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								37.7		39.3		38.6
Reportable Subsegments | Share appreciation rights
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								0.4		0.9		2.4
Corporate Segment
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								15.0		26.7		19.6
Starz Business of Lions Gate Entertainment Corp
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:				13.4		19.4		23.2		25.7		28.0
Impact of accelerated vesting on equity awards	[1]			0.3	[2]	0.9	[2]	1.4		0.0		0.0
Total share-based compensation expense				13.7	[3]	20.3	[3]	24.6		25.7		28.0
Tax impact								(5.9)		(6.2)		(6.7)
Reduction in net income								18.7		19.5		21.3
Starz Business of Lions Gate Entertainment Corp | Reportable Subsegments
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								17.6		16.0		20.2
Starz Business of Lions Gate Entertainment Corp | Reportable Subsegments | Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								0.0		0.4		2.2
Starz Business of Lions Gate Entertainment Corp | Reportable Subsegments | Restricted share units and other share-based compensation
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:				12.7		14.9		17.6		15.7		16.9
Starz Business of Lions Gate Entertainment Corp | Reportable Subsegments | Share appreciation rights
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								0.0		(0.1)		1.1
Starz Business of Lions Gate Entertainment Corp | Corporate Segment
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:				$ 0.7		$ 4.5		$ 5.6		$ 9.7		$ 7.8

[1]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
[2]	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
[3]	Included in net earnings (loss) from discontinued operations for the nine months ended December 31, 2024 was share-based compensation expense of $0.3 million (2023 — $1.4 million).